Loans and borrowings (Details) - COP ($) $ in Millions		Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 50,060,470	$ 46,731,754
Current		5,323,448	4,923,346
Non-current		44,737,022	41,808,408
Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,938,797	$ 3,044,437
Local currency | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.40%	6.40%
Borrowings		$ 1,085,068	$ 1,084,461
Local currency | Syndicated Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.90%	5.60%
Borrowings		$ 706,173	$ 811,079
Local currency | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[1]	6.30%	6.60%
Borrowings	[1]	$ 795,630	$ 836,489
Local currency | Commercial Loans and Others [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.80%	6.30%
Borrowings		$ 351,926	$ 312,408
Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 47,121,673	$ 43,687,317
Foreign currency | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[2]	6.00%	6.00%
Borrowings	[2]	$ 37,083,467	$ 33,944,548
Foreign currency | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[1]	6.10%	6.10%
Borrowings	[1]	$ 222,115	$ 218,709
Foreign currency | Commercial loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.50%	3.60%
Borrowings		$ 8,422,931	$ 8,247,014
Foreign currency | Loans From Related Parties [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,393,160	$ 1,277,046

[1]	Corresponds to the present value of the payments to be made during the term of the operating leases of pipelines, tanks, real estate and vehicles, recognized as a result of the adoption of IFRS 16 – Leases. See Note 15.
[2]	The movement corresponds mainly to the exchange rate and the recognition of the amortized cost of the financial instrument.